Stock Option and Incentive Plan - Summary of Option Activity (Parenthetical) (Detail)	12 Months Ended
Sep. 30, 2020
Disclosure of Stock Option and Incentive Plan [Abstract]
Weighted average remaining contractual life of outstanding options	7 years 1 month 28 days
Weighted average remaining contractual life of exercisable options	5 years 8 months 4 days